FEDERATED MANAGED POOL SERIES

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

MARCH 31, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED MANAGED POOL SERIES (the “Trust”)
Federated Corporate Bond Strategy Portfolio
Federated High-Yield Strategy Portfolio
Federated Mortgage Strategy Portfolio
1933 Act File No. 333-128884
1940 Act File No. 811-21822

Dear Sir or Madam:

Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 17 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.  This filing has been electronically redlined to indicate the changes from the Trust's Rule 485(a) Amendment filed with the Commission on December 23, 2009.

This Trust is marketed through banks, savings associations or credit unions.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at (412) 288-6659.

Very truly yours,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Senior Paralegal

Enclosures